Consolidated Balance Sheets (Parenthetical) (ILS)	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets [Abstract]
Ordinary shares, par value	0.15	0.15
Ordinary shares, shares authorized	55,353,340	55,353,340
Ordinary shares, shares issued	27,915,392	27,287,909
Ordinary shares, shares outstanding	25,826,234	24,093,617
Treasury stock, shares	2,089,158	3,194,292